Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	369,173,312.53	20,640
Yield Supplement Overcollateralization Amount 11/30/21	10,239,208.98	0
Receivables Balance 11/30/21	379,412,521.51	20,640
Principal Payments	17,247,385.91	435
Defaulted Receivables	332,662.79	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	9,540,382.40	0
Pool Balance at 12/31/21	352,292,090.41	20,190

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.38%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,164,963.11	140
Past Due 61-90 days	941,609.14	42
Past Due 91-120 days	219,163.38	12
Past Due 121+ days	0.00	0
Total	4,325,735.63	194

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	246,140.30
Aggregate Net Losses/(Gains) - December 2021	86,522.49
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.27%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	-0.13%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	41.83

Flow of Funds	$ Amount
Collections	18,822,769.70
Investment Earnings on Cash Accounts	60.24
Servicing Fee	(316,177.10)
Transfer to Collection Account	-
Available Funds	18,506,652.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	308,318.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	75,729.03
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,330,913.32

Total Distributions of Available Funds	18,506,652.84

Servicing Fee	316,177.10
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	364,927,819.44
Principal Paid	16,820,123.94
Note Balance @ 01/18/22	348,107,695.50

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2a
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2b
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	250,347,819.44
Principal Paid	16,820,123.94
Note Balance @ 01/18/22	233,527,695.50
Note Factor @ 01/18/22	85.1048453%

Class A-4
Note Balance @ 12/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	76,910,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	25,110,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	12,560,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	355,615.58
Total Principal Paid	16,820,123.94
Total Paid	17,175,739.52

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10975%
Coupon	0.39975%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	229,485.50
Principal Paid	16,820,123.94
Total Paid to A-3 Holders	17,049,609.44

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4259992
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.1491698
Total Distribution Amount	20.5751690

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8363174
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	61.2978278
Total A-3 Distribution Amount	62.1341452

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	4.50
Noteholders' Third Priority Principal Distributable Amount	746.73
Noteholders' Principal Distributable Amount	248.77

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,092,197.46
Investment Earnings	46.41
Investment Earnings Paid	(46.41)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,067,694.66	$1,337,548.93	$1,333,781.91
Number of Extensions	89	55	56
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.34%	0.32%